COMMITMENTS AND CONTINGENCIES (Details)								12 Months Ended
	May. 05, 2015 USD ($)	Nov. 27, 2013 Boat Barge convoy	Nov. 12, 2012	Dec. 23, 2011 USD ($)	Nov. 04, 2011 USD ($)	Jun. 24, 2011 PYG	Jun. 24, 2009 USD ($) T	Dec. 31, 2015 USD ($) Entity Vessel Barge PSV RSV	Dec. 31, 2015 PYG Entity Vessel Barge PSV RSV	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2006	May. 09, 2014 USD ($)	May. 09, 2014 BRL	Sep. 21, 2005 USD ($)
Indemnification to Sparrow under the investment agreement [Abstract]
Period for closing date for some indemnifications								16 months	16 months
Period for closing date in case of tax matter								6 years	6 years
Minimum indemnity obligations losses								$ 10,000,000
Minimum indemnity obligations losses deductable								4,400,000
Maximum amount of indemnifiable losses								28,600,000
Contracts [Line Items]
Rent expense								1,194,000		$ 1,019,000	$ 675,000
Obligations under operating lease [Abstract]
2016								1,316,000
2017								946,000
2018								773,000
2019								706,000
2020								430,000
Thereafter								1,988,000
Total								6,159,000
Favorable arbitration award [Abstract]
Settlement agreement amount								2,294,000
Settlement agreement amount collected								600,000
Settlement agreement monthly installment								200,000
Gain on uncertainties resolved								$ 2,294,000
Touax Hydrovia Corp [Member]
Charters-out [Abstract]
Number of river barges | Barge								24	24
Other claims and arbitrations [Abstract]
Number of barges unable to register | Barge								7	7
Arbitration claim amount								$ 1,300,000
Trafigura Beheer BV [Member]
Other claims and arbitrations [Abstract]
Arbitration claim amount								15,500,000
PSVs and RSV [Member]
Operating Leases, Future Minimum Payments Receivable [Abstract]
2016								94,062,000
2017								64,222,000
2018								37,879,000
2019								19,126,000
2020								17,848,000
Thereafter								10,951,000
Total								244,088,000
Handy Size Small Product Tanker [Member]
Operating Leases, Future Minimum Payments Receivable [Abstract]
2016								13,448,000
2017								5,713,000
2018								2,832,000
Total								$ 21,993,000
Jumbo Dry Barges [Member]
Charters-in [Abstract]
Term of contract								10 years	10 years
Number of vessels | Vessel								24	24
Tanker [Member]
Charters-in [Abstract]
Term of contract								36	36
Number of vessels | Vessel								2	2
UP Offshore Apoio Maritimo Ltda [Member]
Operating Loss Carryforwards [Line Items]
Income tax examination, tax payable														$ 193,000	BRL 768,096
UABL Paraguay S.A., Yataity S.A., UABL S.A. [Member]
Operating Loss Carryforwards [Line Items]
Fines assessed per examination								$ 300,000
Number of entities | Entity								3	3
Percentage chance that proceedings will have adverse effect								50.00%	50.00%
Five Year River Barge [Member]
Charters-in [Abstract]
Term of contract		5 years
Charters-out [Abstract]
Number of push boats | Boat		4
Number of river barges | Barge		16
Number of convoys | convoy		4
Operating Leases, Future Minimum Payments Receivable [Abstract]
2016								$ 15,900,000
2017								15,900,000
2018								15,900,000
Three year River Barge [Member]
Charters-in [Abstract]
Term of contract			3 years
Operating Leases, Future Minimum Payments Receivable [Abstract]
2016								13,200,000
2017								2,640,000
Charters In [Member]
Contracts [Line Items]
Rent expense								5,676,000		$ 3,988,000	$ 4,315,000
Obligations under operating lease [Abstract]
2016								6,130,000
2017								4,766,000
2018								3,254,000
2019								2,756,000
2020								2,636,000
Thereafter								4,839,000
Total								$ 24,381,000
Charters Out [Member]
Charters-in [Abstract]
Term of contract								3 years	3 years
Number of vessels | Vessel								2	2
Charters-out [Abstract]
Extension period								3 years	3 years
Number of PSVs | PSV								8	8
Number Of RSVs | RSV								1	1
Favorable arbitration award [Member]
Favorable arbitration award [Abstract]
Amount of damages awarded with interest & costs								$ 1,919,000
Paraguay [Member]
Operating Loss Carryforwards [Line Items]
Taxes payable																$ 2,200,000
Number of years under examination													3 years
Expense recorded from settlement with taxing authority												$ 1,294,000
Income tax examination, tax payable												600,000
Income tax examination, penalties												700,000
Income tax examination, interest accrued												$ 1,300,000
Fines assessed per examination								2,100,000	PYG 12,056,635,704
Value of purchased bunkers | PYG									PYG 6,028,317,852
Loss contingency liability recorded								1,100,000
Income tax examination, possible loss				$ 3,000,000
Paraguay [Member] | Oceanpar S.A. [Member]
Operating Loss Carryforwards [Line Items]
Fines assessed per examination | PYG						PYG 2,791,514,822
Loss contingency liability recorded								$ 500
Argentina [Member]
Operating Loss Carryforwards [Line Items]
Estimated import tax and fine					$ 900,000
Weight of steel plates | T							473
Import value of steel plates							$ 400,000
Offsetting tax credits					$ 300,000
Value added tax and income tax on custom fine charges	$ 80,000
Import duty charges	500,000
Argentina [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Custom fine charges	80,000
Argentina [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Custom fine charges	$ 2,500,000